Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of VIP Balanced Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of VIP Balanced Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VBAL-PSTK-1224-123 1.918616.123	December 5, 2024
Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 29, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of VIP Balanced Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of VIP Balanced Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VB-INV-PSTK-1224-123 1.918617.123	December 5, 2024